TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 12:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax:

The Company elected to apply the Preferred Enterprise regime under the Law for the Encouragement of Capital Investment (the “Investment Law”). Under the Preferred Enterprise regime, the Company’s entire preferred income is subject to tax rates as follows: 2013 - 12.5% and 2014 and thereafter - 16%. The election is irrevocable.

Income not eligible for Preferred Enterprise benefits are taxed at a regular rate, as follows: 2015 and 2014 – 26.5% and for 2013 - 25%..

On January 4, 2016, an amendment to the Israeli tax ordinance was enacted such that commencing January 1, 2016, the Israeli regular tax rate will be reduced from 26.5% to 25%. The effect of the change in tax rates will result in a decrease in deferred tax balances in immaterial amounts.

Prior to 2012, most of the Company’s income was exempt from tax or subject to reduced tax rates under the Investment Law. Upon distribution of exempt income, the distributing company will be subject to corporate reduced tax rates ordinarily applicable to such income under the Investment Law.

Reduced income under the Investment Law including the Preferred Enterprise Regime will be freely distributable as dividends, subject to a 15%-20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income to an Israeli company, no withholding tax will be remitted.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Investment Law accumulated by the company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election.

On November 11, 2013, the Company reached a settlement agreement with the Israeli Tax Authorities (“ITA”) which provided (i) the full settlement of all disputes with the ITA with respect to the tax years 2002 through 2011, and (ii) the release of all the Company’s Trapped Earnings through the year ended December 31, 2011. In accordance with the Investments Law and the temporary tax relief, the Company is obligated to invest approximately $ 111,000 during five years period in the following forms (i) production assets (as defined therein), (ii) research and development activities in Israel and/or (iii) employment payments for new employees (other than office holders) added after 2011. Any amount not invested in the five years period, should be paid at the end of the 5 years, linked to the Israeli CPI and bears 4% annual interest since the election date.

2.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into New Israeli Shekels according to the exchange rate as of December 31st of each year.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

The Company does not provide deferred tax liabilities when it intends to reinvest earnings of foreign subsidiaries indefinitely. Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested amounted to $ 178,636 and unrecognized deferred tax liability related to such earning amounted to $ 27,909 as of December 31, 2015.

c.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2015 and 2014, the Company’s deferred taxes were in respect of the following:

	December 31,
	2015	2014
Carry forward tax losses	$191,561	$213,880
Employee stock based compensation	27,517	23,950
Other	60,887	46,356

Deferred tax assets before valuation allowance	279,965	284,186
Valuation allowance	(192,332)	(213,690)

Deferred tax asset	87,633	70,496

Intangible assets	(8,045)	(7,901)
Undistributed earnings of subsidiary	(11,435)	(11,435)
Other	(2,682)	(3,121)

Deferred tax liability	(22,162)	(22,457)

Deferred tax asset, net	$65,471	$48,039

The Company’s subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss related to excess tax benefits from options exercised prior to the adoption of ASC No. 718.

Through December 31, 2015, the U.S. subsidiaries had a U.S. federal loss carry-forward of approximately $ 531,643 expiring beginning 2018, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Excess tax benefits related to employee stock option exercises for which no compensation expense was recognized will be credited to additional paid-in capital when realized. Through December 31, 2015, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $ 96,955, which expire between fiscal 2016 and fiscal 2024, and are subject to limitations on their utilization. Through December 31, 2015, the U.S. subsidiaries had research and development tax credits of approximately $ 15,924, which expire between fiscal 2019 and fiscal 2034 and are subject to limitations on their utilization.

d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2015	2014	2013
Domestic	$817,164	$784,710	$743,125
Foreign	56,626	45,106	52,711

	$873,790	$829,816	$795,836

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2015	2014	2013
Current	$203,771	$182,537	$143,008
Deferred	(15,847)	(12,292)	28

	$187,924	$170,245	$143,036

Domestic	$170,883	$154,921	$130,109
Foreign	17,041	15,324	12,927

	$187,924	$170,245	$143,036

	Year ended December 31,
	2015	2014	2013
Domestic taxes:
Current	$175,828	$165,476	$124,522
Deferred	(4,945)	(10,555)	5,587

	170,883	154,921	130,109

Foreign taxes:
Current	27,943	17,061	18,486
Deferred	(10,902)	(1,737)	(5,559)

	17,041	15,324	12,927

Taxes on income	$187,924	$170,245	$143,036

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2015		2014
Beginning balance	$235,705		$205,420
Increases (decreases) related to tax positions taken during prior years	12,051		(14,550)
Increases related to tax positions taken during the current year	36,352		44,835

Ending balance	$284,108	*)	$235,705

*)	As of December 31, 2015, unrecognized tax benefit in an amount of $893 was presented net from deferred tax asset.

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

During the years ended December 31, 2015, 2014 and 2013, the Company recorded $ 7,534, $ 6,214 and $ 20,857, respectively for interest expense related to uncertain tax positions. As of December 31, 2015 and 2014, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 17,413 and $ 9,879, respectively, which is included within income tax accrual on the balance sheets.

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry forward tax losses and overall credit carry-forward position, except for Check Point Inc. that the assessment statue period for tax years 2005 through 2011 was expired.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

g.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2015	2014	2013
Income before taxes as reported in the statements of income	$873,790	$829,816	$795,836

Statutory tax rate in Israel	26.5%	26.5%	25%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(7%)	(5%)	(6%)
Others, net	2%	(1%)	(1%)

Effective tax rate	21.5%	20.5%	18%

*) Basic earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.31	$0.22	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Preferred Enterprise” status	$0.30	$0.22	$0.24